Financial Instruments - Net Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Borrowings [abstract]
Current indebtedness	$ 1,644	$ 1,111
Long-term indebtedness	5,382	6,278
Total debt	7,026	7,389
Swaps	246	327
Total debt after swaps	7,272	7,716
Remove fair value adjustments for hedges	9	23
Total debt after currency hedging arrangements	7,281	7,739
Remove transaction costs and discounts included in the carrying value of debt	59	65
Less: cash and cash equivalents	(874)	(2,368)
Net debt	$ 6,466	$ 5,436